Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Schedule of reconciliation of the carrying amounts of major classes of net income (Loss) from operations
	For the Years Ended December 31,
	2017	2016	2015

Revenues	$-	$329,119	$947,732

Costs of revenue	-	(338,110)	(2,698,808)

Gross loss	-	(8,991)	(1,751,076)

Service income	-	3,244	208,303
Service expenses	-	(5,497)	(198,745)
Selling expenses	-	(63,089)	(456,852)
General and administrative expenses	-	(43,703)	(866,260)
Provision for doubtful accounts	-	(32,321)	(618,290)
Impairment loss on intangible assets	-	(18,447)	-
Financial expenses	-	88	88
Other income	-	1,261	19,553
Other expenses		(275)	(186)
Provision for income tax expense	-	(844)	-
Loss on disposal of discontinued operations	-	(82,579)	-

Net loss from discontinued operations	$-	$(251,153)	$(3,663,465)